Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Revenues	$ 2,450,382	$ 1,993,920	$ 1,830,085
Voyage expenses	(115,787)	(127,847)	(112,218)
Vessel operating expenses	(844,039)	(809,319)	(806,152)
Time-charter hire expense	(138,548)	(67,219)	(103,646)
Depreciation and Amortization	(509,500)	(422,904)	(431,086)
General and administrative expenses	(133,184)	(140,917)	(140,958)
Asset impairments (note 18b)	(71,641)	(4,759)	(167,605)
Loan loss recoveries (provisions) (note 18b)		2,521	(748)
Net gain on sale of vessels, equipment and other assets (note 18a)	1,466	13,509	1,995
Restructuring charges (note 20)	(14,017)	(9,826)	(6,921)
Income from vessel operations	625,132	427,159	62,746
Interest expense	(242,469)	(208,529)	(181,396)
Interest income	5,988	6,827	9,708
Realized and unrealized (loss) gain on non-designated derivative instruments (note 15)	(102,200)	(231,675)	18,414
Equity income (note 23)	102,871	128,114	136,538
Foreign exchange (loss) gain (notes 8 and 15)	(2,195)	13,431	(13,304)
Other income (loss) (note 14)	1,566	(1,152)	5,646
Net income before income taxes	388,693	134,175	38,352
Income tax recovery (expense) (note 21)	16,767	(10,173)	(2,872)
Net income	405,460	124,002	35,480
Less: Net income attributable to non-controlling interests (note 1)	(323,309)	(178,759)	(150,218)
Net income (loss) attributable to shareholders of Teekay Corporation	$ 82,151	$ (54,757)	$ (114,738)
Per common share of Teekay Corporation (note 19)
Basic income (loss) attributable to shareholders of Teekay Corporation	$ 1.13	$ (0.76)	$ (1.63)
Diluted income (loss) attributable to shareholders of Teekay Corporation	1.12	(0.76)	(1.63)
Cash dividends declared	$ 1.7325	$ 1.2650	$ 1.2650
Weighted average number of common shares outstanding(note 19)
Basic	72,665,783	72,066,008	70,457,968
Diluted	73,190,564	72,066,008	70,457,968